CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 71.9%
U.S. TREASURY OBLIGATIONS — 71.9%
United States Treasury Bill	0.180%	06/16/22	$28,000	$27,993,461
United States Treasury Bill	0.565%	07/21/22	40,000	39,953,463
United States Treasury Bill	0.696%	08/11/22	40,000	39,919,008
United States Treasury Bill	0.427%	09/08/22	40,000	39,875,273
United States Treasury Bill	1.132%	10/13/22	40,000	39,807,468
United States Treasury Bill	1.270%	11/03/22	40,000	39,754,698
United States Treasury Bill	1.468%	11/17/22	50,000	49,651,731
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $277,104,691)				276,955,102

MONEY MARKET DEPOSIT ACCOUNT — 14.5%			NUMBER OF SHARES (000's)
U.S. Bank Money Market Deposit Account, 0.01%(a)			55,793	55,793,833
TOTAL MONEY MARKET DEPOSIT ACCOUNT				55,793,833
(Cost $55,793,833)

TOTAL SHORT-TERM INVESTMENTS				332,748,935
(Cost $332,898,524)
TOTAL INVESTMENTS — 86.4%
(Cost $332,898,524)				332,748,935

OTHER ASSETS IN EXCESS OF LIABILITIES — 13.6%				52,349,534
NET ASSETS — 100.0%				$385,098,469

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a)	The rate shown is as of May 31, 2022.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)
Futures contracts outstanding as of May 31, 2022 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Jun-23	246	$65,029,603	$(125,571)
90-DAY Bank Bill	Jun-23	6	4,267,474	(826)
Amsterdam Index	Jun-22	137	20,955,709	310,317
Brent Crude	Sep-22	103	11,595,740	26,303
CAC40 10 Euro	Jun-22	26	1,802,156	5,508
Coffee	Jul-22	65	5,636,719	166,360
Corn	Jul-22	203	7,648,025	(218,383)
Cotton No.2	Jul-22	33	2,293,170	(95,770)
Euro Stoxx 50	Jun-22	226	9,180,818	38,839
Euro-Bund	Jun-22	443	72,083,984	(975,723)
Euro-Schatz	Sep-22	949	111,451,390	(137,991)
FTSE 100 Index	Jun-22	28	2,676,369	(11,896)
FTSE China A50 Index	Jun-22	68	921,808	32,415
FTSE Taiwan Index	Jun-22	11	638,000	17,813
FTSE/JSE TOP 40	Jun-22	3	125,650	(17)
FTSE/MIB Index	Jun-22	15	1,973,290	19,824
Gasoline RBOB	Jul-22	45	7,401,618	260,581
Hang Seng Index	Jun-22	24	3,271,587	77,781
IBEX 35 Index	Jun-22	9	852,444	229
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-22	60	69,747,932	17,661
London Metals Exchange Aluminum	Jun-22	190	13,127,813	(2,471,580)
London Metals Exchange Aluminum	Sep-22	122	8,512,550	(41,840)
London Metals Exchange Copper	Jun-22	351	82,936,913	(5,351,940)
London Metals Exchange Copper	Sep-22	81	19,134,225	211,197
London Metals Exchange Nickel	Jun-22	29	4,932,552	876,751
London Metals Exchange Zinc	Jun-22	110	10,804,750	552,034
London Metals Exchange Zinc	Sep-22	25	2,446,875	165,531
Low Sulphur Gasoil G Futures	Jul-22	36	4,316,400	565,438
Nasdaq 100 E-Mini	Jun-22	11	2,782,230	101,877
Nikkie 225 (Osaka Securities Exchange)	Jun-22	123	26,045,598	181,353
NY Harbor Ultra-Low Sulfur Diesel	Jul-22	42	6,941,340	379,692
S&P 500 E-Mini	Jun-22	16	3,305,000	(12,871)
SGX Nifty 50	Jun-22	5	165,600	(670)
Soybean	Jul-22	256	21,545,600	198,128
Soybean Meal	Jul-22	127	5,267,960	(284,294)
Soybean Oil	Jul-22	77	3,599,904	(207,803)
SPI 200 Index	Jun-22	44	5,693,248	(10,279)
Topix Index	Jun-22	33	4,893,541	17,648
WTI Crude	Jul-22	74	8,485,580	193,421
				$(5,530,753)

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
90-Day Euro	Sep-23	213	$(51,569,963)	$49,775
Australian 10-Year Bond	Jun-22	549	(48,152,516)	(153,893)
Australian 3-Year Bond	Jun-22	728	(56,819,158)	(152,821)
Bank Acceptance	Sep-23	21	(4,012,887)	6,607
Canadian 10-Year Bond	Sep-22	172	(17,271,392)	200,686
Cattle Feeder Futures	Aug-22	62	(5,118,875)	128,017
Cocoa	Jul-22	284	(7,088,640)	118,002
Copper	Jul-22	43	(4,618,200)	(69,479)
DAX Index	Jun-22	23	(8,874,787)	41,211
DJIA Mini E-CBOT	Jun-22	9	(1,483,695)	(11,709)
Euro BUXL 30-Year Bond Futures	Jun-22	34	(5,920,407)	393,998
Euro-Bobl	Jun-22	138	(18,739,460)	37,765
Euro-BTP	Sep-22	80	(10,701,135)	145,388
Euro-Oat	Sep-22	98	(14,926,881)	57,810
Gold 100 Oz	Aug-22	103	(19,038,520)	106,581
Hang Seng China Enterprises Index	Jun-22	21	(987,218)	(71,447)
ICE Three Month SONIA Index Futures	Jun-23	84	(25,748,875)	45,376
iShares MSCI EAFE ETF	Jun-22	11	(1,120,350)	12,948
Live Cattle	Aug-22	53	(2,763,950)	64,474
London Metals Exchange Aluminum	Jun-22	190	(13,127,813)	1,646,790
London Metals Exchange Aluminum	Sep-22	40	(2,791,000)	101,811
London Metals Exchange Copper	Jun-22	351	(82,936,913)	5,731,250
London Metals Exchange Copper	Sep-22	84	(19,842,900)	(136,141)
London Metals Exchange Nickel	Jun-22	29	(4,932,552)	(89,311)
London Metals Exchange Zinc	Jun-22	110	(10,804,750)	(234,417)
London Metals Exchange Zinc	Sep-22	39	(3,817,125)	(125,492)
Long Gilt	Sep-22	239	(34,925,881)	223,456
MSCI Emerging Markets Index	Jun-22	21	(1,116,465)	12,000
MSCI Singapore Exchange ETS	Jun-22	160	(3,507,025)	(93,250)
Natural Gas	Jul-22	19	(1,547,550)	68,314
OMX Stockholm 30 Index	Jun-22	228	(4,770,841)	(79,656)
Palladium	Sep-22	6	(1,203,780)	(5,515)
Platinum	Jul-22	81	(3,921,615)	(70,516)
Russell 2000 E-Mini	Jun-22	54	(5,027,130)	80,922
S&P Mid 400 E-Mini	Jun-22	22	(5,529,040)	38,024
S&P/TSX 60 Index	Jun-22	37	(7,333,597)	(105,149)
Silver	Jul-22	23	(2,494,120)	13,824
U.S. Treasury 10-Year Notes	Sep-22	1,408	(168,190,000)	1,148,493
U.S. Treasury 2-Year Notes	Sep-22	598	(126,238,734)	89,889
U.S. Treasury 5-Year Notes	Sep-22	838	(94,654,719)	326,131
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-22	66	(9,202,875)	84,808
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-22	18	(2,803,500)	59,101
Wheat	Jul-22	202	(10,983,750)	127,683
				$9,762,338
Total Futures Contracts				$4,231,585

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2022 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	222,400,000	USD	162,302,511	Jun 15 2022	UBS	$(2,659,075)
BRL	147,200,000	USD	29,326,183	Jun 15 2022	UBS	1,509,605
CAD	479,600,000	USD	378,738,499	Jun 15 2022	UBS	394,920
CHF	21,150,000	USD	22,516,435	Jun 15 2022	UBS	(448,646)
CLP	15,450,000,000	USD	18,577,243	Jun 15 2022	UBS	126,530
CNH	60,900,000	USD	9,240,702	Jun 15 2022	UBS	(122,350)
COP	87,000,000,000	USD	22,490,754	Jun 15 2022	UBS	541,153
CZK	510,000,000	USD	22,317,800	Jun 15 2022	UBS	(212,585)
EUR	139,800,000	USD	149,773,609	Jun 15 2022	UBS	423,596
GBP	101,700,000	USD	129,187,824	Jun 15 2022	UBS	(1,029,513)
HUF	6,096,000,000	USD	17,208,780	Jun 15 2022	UBS	(750,972)
IDR	467,775,000,000	USD	32,302,010	Jun 15 2022	UBS	(226,424)
INR	3,108,000,000	USD	40,517,604	Jun 15 2022	UBS	(546,317)
JPY	20,254,500,000	USD	164,670,525	Jun 15 2022	UBS	(7,245,134)
KRW	6,825,000,000	USD	5,525,968	Jun 15 2022	UBS	(9,857)
MXN	1,132,800,000	USD	55,459,498	Jun 15 2022	UBS	1,922,185
NOK	231,900,000	USD	24,636,325	Jun 15 2022	UBS	108,677
NZD	188,450,000	USD	126,166,444	Jun 15 2022	UBS	(3,404,634)
PHP	1,353,750,000	USD	25,793,019	Jun 15 2022	UBS	44,734
PLN	136,950,000	USD	31,637,593	Jun 15 2022	UBS	372,539
SEK	396,900,000	USD	40,720,902	Jun 15 2022	UBS	(60,572)
SGD	41,157,000	USD	30,002,193	Jun 15 2022	UBS	37,154
TWD	396,450,000	USD	13,849,966	Jun 15 2022	UBS	(188,391)
USD	189,319,945	AUD	259,700,000	Jun 15 2022	UBS	2,901,778
USD	24,695,916	BRL	124,050,000	Jun 15 2022	UBS	(1,290,358)
USD	358,974,151	CAD	455,700,000	Jun 15 2022	UBS	(1,265,838)
USD	40,112,996	CHF	37,850,000	Jun 15 2022	UBS	620,523
USD	13,078,670	CLP	10,860,000,000	Jun 15 2022	UBS	(68,448)
USD	17,182,430	CNH	113,300,000	Jun 15 2022	UBS	218,404
USD	10,120,319	COP	39,360,000,000	Jun 15 2022	UBS	(299,634)
USD	8,345,151	CZK	192,800,000	Jun 15 2022	UBS	(11,488)
USD	149,075,105	EUR	137,450,000	Jun 15 2022	UBS	1,402,674
USD	154,454,060	GBP	120,850,000	Jun 15 2022	UBS	2,163,677
USD	23,121,574	HUF	8,304,000,000	Jun 15 2022	UBS	702,669
USD	15,088,048	IDR	219,975,000,000	Jun 15 2022	UBS	4,243
USD	20,820,752	INR	1,614,000,000	Jun 15 2022	UBS	63,462
USD	224,148,964	JPY	27,553,500,000	Jun 15 2022	UBS	9,993,072
USD	26,381,462	KRW	32,580,000,000	Jun 15 2022	UBS	49,610
USD	26,338,733	MXN	539,400,000	Jun 15 2022	UBS	(984,431)
USD	59,154,028	NOK	536,400,000	Jun 15 2022	UBS	1,917,205
USD	224,580,585	NZD	339,550,000	Jun 15 2022	UBS	3,387,841
USD	15,802,720	PHP	829,500,000	Jun 15 2022	UBS	(29,166)
USD	18,534,636	PLN	82,050,000	Jun 15 2022	UBS	(643,395)
USD	64,646,406	SEK	623,250,000	Jun 15 2022	UBS	797,703
USD	66,833,889	SGD	91,596,000	Jun 15 2022	UBS	(19,477)
USD	53,444,112	TWD	1,534,500,000	Jun 15 2022	UBS	565,598
USD	35,505,880	ZAR	552,400,000	Jun 15 2022	UBS	265,718
ZAR	275,400,000	USD	17,825,781	Jun 15 2022	UBS	(256,736)
						$8,761,829
Total Forward Foreign Currency Contracts

AUD	Australian Dollar		JPY	Japanese Yen
BRL	Brazilian Real		KRW	South Korean Won
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		PHP	Philippine Peso
COP	Columbian Peso		PLN	Polish Zloty
CZK	Czech Koruna		SEK	Swedish Krona
EUR	Euro		SGD	Singapore Dollar
GBP	British Pound		TWD	Taiwan New Dollar
HUF	Hungarian Forint		UBS	Union Bank of Switzerland
IDR	Indonesian Rupiah		USD	United States Dollar
INR	Indian Rupee		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $25,459,941, which represented 6.62% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$332,748,935	$332,748,935	$-	$-
Commodity Contracts
Futures Contracts	11,702,182	11,702,182	-	-
Equity Contracts
Futures Contracts	988,709	988,709	-	-
Interest Rate Contracts
Futures Contracts	2,886,944	2,886,944	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	30,535,270	-	30,535,270	-
Total Assets	$378,862,040	$348,326,770	$30,535,270	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(9,402,481)	$(9,402,481)	$-	$-
Equity Contracts
Futures Contracts	(396,944)	(396,944)	-	-
Interest Rate Contracts
Futures Contracts	(1,546,825)	(1,546,825)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(21,773,441)	-	(21,773,441)	-
Total Liabilities	$(33,119,691)	$(11,346,250)	$(21,773,441)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.